Average Annual Total Returns - SA Multi-Managed Small Cap Portfolio	Class 1 1 Year	Class 1 5 Years	Class 1 10 Years	Class 2 1 Year	Class 2 5 Years	Class 2 10 Years	Class 3 1 Year	Class 3 5 Years	Class 3 10 Years	Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	12.22%	10.18%	8.91%	12.04%	10.02%	8.75%	11.89%	9.91%	8.63%	19.96%	13.26%	11.20%